SHARE-BASED COMPENSATION PROGRAMS - Compensation Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expenses	$ 328	$ 274	$ 252
Income Tax Benefit	68	58	52
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expenses	31	17	11
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expenses	1	0	7
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expenses	$ 296	$ 257	$ 234